UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

ITEM 1. SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MONEY MARKET FUND
WESTERN ASSET GOVERNMENT MONEY MARKET FUND

FORM N-Q
MARCH 31, 2009

Western Asset Money Market Fund

Schedules of Investments (unaudited)	March 31, 2009

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.5%
Bank Notes — 1.3%
$100,000,000	Bank of America N.A., 1.625% due 10/2/09 (a)	$100,000,000
165,000,000	Wells Fargo Bank N.A., 0.596% due 6/3/09 (a)	165,000,000
	Total Bank Notes	265,000,000
Certificates of Deposit — 33.6%
	Banco Bilbao Vizcaya:
150,000,000	1.100% due 4/2/09	150,000,000
87,000,000	2.340% due 4/6/09	87,000,000
90,000,000	1.000% due 4/8/09	90,000,000
20,000,000	2.100% due 6/15/09	20,000,000
	Bank of Montreal:
150,500,000	0.450% due 4/9/09	150,500,000
90,000,000	0.450% due 4/16/09	90,000,000
70,000,000	0.430% due 4/20/09	70,000,000
182,000,000	2.525% due 6/10/09	182,000,000
100,000,000	1.750% due 9/15/09 (a)	100,000,000
	Bank of Nova Scotia:
165,000,000	2.400% due 5/11/09	165,000,000
20,000,000	0.500% due 5/26/09	20,000,000
126,500,000	0.710% due 6/16/09	126,500,000
100,000,000	1.010% due 7/2/09	100,002,543
150,000,000	Bank of Scotland PLC, 1.466% due 7/6/09 (a)	150,000,000
	Barclays Bank PLC:
75,000,000	1.950% due 6/18/09	75,000,000
98,000,000	1.570% due 7/8/09	98,000,000
108,000,000	1.440% due 7/14/09	108,000,000
	Barclays Bank PLC NY:
135,000,000	2.970% due 4/20/09	135,000,000
85,000,000	1.080% due 5/13/09 (a)	85,000,000
99,000,000	1.560% due 7/13/09	99,000,000
	BNP Paribas NY Branch:
82,000,000	1.700% due 4/15/09	82,000,000
150,000,000	4.000% due 4/21/09	150,000,000
93,000,000	2.400% due 6/5/09	93,000,000
100,000,000	1.050% due 6/8/09	100,000,000
100,000,000	1.050% due 7/13/09	100,000,000
118,800,000	1.120% due 7/20/09	118,800,000
	Canadian Imperial Bank:
100,000,000	1.150% due 4/6/09	100,000,000
128,000,000	1.000% due 7/21/09	128,000,000
290,000,000	Chase Bank USA, 0.300% due 4/16/09	290,000,000
	Deutsche Bank AG NY:
192,500,000	0.750% due 4/23/09	192,500,000
190,000,000	0.690% due 6/19/09	190,004,161
45,000,000	Intesa San Paulo SpA NY, 3.210% due 4/22/09	45,000,000
163,000,000	Istituto Bancario SA, 3.670% due 6/11/09	163,000,000
100,000,000	Lloyds Bank PLC, 1.740% due 6/19/09	100,000,000
170,000,000	Nordea Bank Finland NY, 2.510% due 6/5/09	170,003,031
	Rabobank Nederland NY:
70,000,000	0.300% due 4/27/09	70,000,000
175,000,000	0.750% due 6/11/09	175,000,000
170,000,000	0.750% due 6/18/09	170,000,000
	Royal Bank of Canada:
167,500,000	0.500% due 7/1/09	167,500,000
170,000,000	1.000% due 9/9/09	170,000,000
See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value
Certificates of Deposit — 33.6% (continued)
$50,000,000	1.735% due 10/1/09 (a)	$50,015,597
42,000,000	Royal Bank of Scotland, 1.380% due 4/6/09	42,000,000
	Royal Bank of Scotland PLC:
145,000,000	1.550% due 4/30/09	145,000,000
60,000,000	2.200% due 6/16/09	60,000,000
73,000,000	1.500% due 7/15/09	73,000,000
	Societe Generale NY:
150,000,000	1.370% due 7/8/09	150,000,000
90,000,000	1.000% due 7/13/09	90,000,000
	Svenska Handelsbanken AB:
170,000,000	0.500% due 5/29/09	170,000,000
100,000,000	0.520% due 5/29/09	100,001,610
125,000,000	0.950% due 6/4/09	125,000,000
85,000,000	1.200% due 7/9/09	85,009,296
	Toronto Dominion Bank NY:
100,000,000	2.500% due 6/4/09	100,000,000
100,000,000	0.600% due 6/19/09	100,000,000
130,000,000	1.150% due 8/14/09	130,071,971
80,000,000	1.150% due 8/17/09	80,015,233
50,000,000	1.750% due 10/13/09	50,000,000
60,000,000	1.750% due 10/15/09	60,000,000
98,000,000	UBS AG Stamford Branch, 1.560% due 7/14/09	98,002,809
110,000,000	UBS AG Stamford CT, 2.070% due 4/20/09	110,000,577
154,000,000	US Bank N.A., 0.780% due 5/28/09	154,000,000
	Westpac Banking Corp.:
100,000,000	1.270% due 5/18/09	100,002,597
90,000,000	0.760% due 7/13/09	90,002,568
100,000,000	1.030% due 9/10/09	99,990,938
	Total Certificates of Deposit	7,137,922,931
Certificate of Deposit (Euro) — 1.6%
340,000,000	Credit Agricole Indosuez, 1.130% due 7/20/09	340,000,000
Commercial Paper — 18.1%
	ANZ National International Ltd.:
82,000,000	1.659% due 4/16/09 (b)(c)	81,943,625
100,000,000	0.903% due 7/20/09 (b)(c)	99,725,000
70,000,000	1.646% due 8/28/09 (a)(c)	70,035,490
121,000,000	Australia & New Zealand Banking Group, 0.701% due 6/8/09 (b)(c)	120,840,011
100,000,000	Bank of America Corp., 0.400% due 4/6/09 (b)	99,994,444
11,700,000	Bank of Nova Scotia, 0.470% due 6/3/09 (b)	11,690,377
	BNZ International Funding Ltd.:
149,000,000	1.118% due 4/6/09 (b)(c)	148,976,926
86,500,000	2.287% due 4/7/09 (b)(c)	86,467,274
143,000,000	1.811% due 4/22/09 (b)(c)	142,849,850
50,000,000	1.025% due 7/15/09 (b)(c)	49,851,250
115,000,000	1.025% due 7/16/09 (b)(c)	114,654,616
150,000,000	Caisse D'amortissement, 0.450% due 4/9/09 (b)	149,985,000
	CBA (Delaware) Finance Inc.:
155,000,000	0.802% due 6/12/09 (b)	154,752,001
100,000,000	0.631% due 6/26/09 (b)	99,849,500
	Danske Corp.:
150,000,000	1.648% due 4/9/09 (a)(c)	150,000,000
41,950,000	0.771% due 4/14/09 (b)(c)	41,938,336
97,000,000	2.532% due 6/4/09 (b)(c)	96,568,889
295,000,000	Dresdner U.S. Finance, 1.304% due 5/29/09 (b)	294,382,139
70,000,000	ING Funding LLC, 1.003% due 5/22/09 (b)	69,900,833
See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value
Commercial Paper — 18.1% (continued)
$65,000,000	ING USA Global Funding Trust, 1.076% due 7/8/09 (b)	$64,810,669
300,000,000	Intesa Funding LLC, 0.260% - 0.270% due 4/1/09 (b)	300,000,000
	Nordea North America Inc.:
196,800,000	0.330% due 4/17/09 (b)	196,771,136
80,000,000	2.368% due 5/11/09 (b)	79,792,000
18,000,000	Shell International Finance, 1.836% due 5/18/09 (b)(c)	17,957,230
	Societe Generale N.A.:
85,000,000	2.460% due 5/12/09 (b)	84,764,763
100,000,000	2.378% due 6/4/09 (b)	99,582,222
100,000,000	1.583% due 6/18/09 (b)	99,659,834
	Swedish Export Credit:
47,500,000	0.902% due 4/7/09 (b)	47,492,875
47,000,000	0.902% due 4/9/09 (b)	46,990,600
80,000,000	1.004% due 7/6/09 (b)	79,786,667
200,000,000	1.004% due 7/31/09 (b)	199,327,778
100,000,000	1.024% due 8/10/09 (b)	99,628,833
	Toyota Motor Credit Corp.:
70,000,000	0.230% due 4/1/09 (b)	70,000,000
105,000,000	1.407% due 4/17/09 (b)	104,934,667
42,000,000	2.117% due 4/29/09 (b)	41,931,400
75,000,000	UBS Finance Delaware LLC, 2.789% due 5/5/09 (b)	74,805,208
42,500,000	Wal-Mart Stores Inc., 0.552% due 6/15/09 (b)(c)	42,451,302
	Total Commercial Paper	3,835,092,745
Corporate Bonds & Notes — 1.9%
150,000,000	Australia & New Zealand Banking Group, 1.471% due 7/31/09 (a)(c)	150,000,000
100,000,000	Rabobank Nederland NV, 1.431% due 10/9/09 (a)(c)	100,000,000
100,000,000	Royal Bank of Canada, 1.538% due 10/15/09 (a)(c)	100,000,000
50,000,000	Svenska Handelsbanken AB, 1.509% due 8/25/09 (a)(c)	50,000,000
	Total Corporate Bonds & Notes	400,000,000
FDIC Backed Commercial Paper — 1.7%
133,000,000	Citigroup Funding Inc., 0.300% due 4/16/09 (b)	132,983,375
	General Electric Capital Corp.:
95,000,000	1.356% due 4/7/09 (b)	94,978,625
130,000,000	0.753% due 8/3/09 (b)	129,664,167
	Total FDIC Backed Commercial Paper	357,626,167
Master Note — 2.1%
450,000,000	Morgan Stanley Collateralized Master Note Purchase Agreement, 1.113% due
	7/14/09 (a)(d)(e)	450,000,000
Medium-Term Notes — 2.6%
75,000,000	ANZ National International Ltd., 1.533% due 7/10/09 (a)(c)	75,000,000
150,000,000	Citigroup Funding Inc., 2.116% due 5/8/09 (a)	149,997,740
50,000,000	Commonwealth Bank of Australia, 1.434% due 8/3/09 (a)(c)	50,000,000
280,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc., 1.183% due
	1/21/10 (a)	280,000,000
	Total Medium-Term Notes	554,997,740
Supranationals/Sovereigns — 2.5%
100,000,000	Inter-American Development Bank, 1.252% due 2/19/10 (a)	100,000,000
250,000,000	International Bank for Reconstruction & Development, 1.124% due 2/1/10 (a)	250,000,000
179,200,000	Kingdom of Denmark, 0.471% due 5/4/09 (b)	179,122,795
	Total Supranationals/Sovereigns	529,122,795

See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value
Time Deposits — 5.9%
$65,488,000	BNP Paribas Grand Cayman, 0.160% due 4/1/09	$65,488,000
363,693,000	Calyon Grand Cayman, 0.313% due 4/1/09	363,693,000
242,000,000	Citibank U.S., 0.300% due 4/1/09	242,000,000
285,000,000	Commerzbank Grand Cayman, 0.313% due 4/1/09	285,000,000
294,827,000	Societe Generale Grand Cayman, 0.250% due 4/1/09	294,827,000
	Total Time Deposits	1,251,008,000
U.S. Government Agencies — 18.2%
100,000,000	Federal Farm Credit Bank (FFCB), 0.950% due 3/16/10 (a)	99,951,685
	Federal Home Loan Bank (FHLB):
	Bonds:
85,000,000	0.525% due 6/10/09 (a)	85,000,000
125,000,000	0.370% due 8/7/09 (a)	125,000,000
250,000,000	0.450% due 8/27/09 (a)	249,979,910
200,000,000	0.443% due 12/28/09 (a)	199,933,756
	Discount Notes:
46,500,000	1.511% due 5/12/09 (b)	46,420,563
47,550,000	0.451% due 6/25/09 (b)	47,499,478
	Federal Home Loan Mortgage Corp. (FHLMC):
100,000,000	3.125% due 2/12/10 (f)	101,783,602
	Discount Notes:
100,000,000	1.206% due 5/12/09 (b)(f)	99,863,333
16,429,000	0.441% due 6/24/09 (b)(f)	16,412,133
70,000,000	0.401% due 6/30/09 (b)(f)	69,930,000
110,000,000	0.703% due 9/21/09 (b)(f)	109,629,972
171,000,000	0.877% due 1/8/10 (b)(f)	169,834,635
175,000,000	1.010% due 2/5/10 (b)(f)	173,493,055
	Notes:
73,500,000	0.453% due 9/28/09 (a)(f)	73,489,218
100,000,000	0.453% due 10/7/09 (a)(f)	100,000,000
224,000,000	1.254% due 7/12/10 (a)(f)	224,000,000
240,000,000	1.244% due 9/3/10 (a)(f)	239,897,250
225,000,000	1.193% due 9/24/10 (a)(f)	224,900,226
	Federal National Mortgage Association (FNMA):
	Discount Notes:
149,000,000	0.330% due 4/3/09 (b)(f)	148,997,268
150,000,000	0.350% due 4/22/09 (b)(f)	149,969,375
85,000,000	0.370% due 5/13/09 (b)(f)	84,963,308
100,000,000	0.531% due 7/27/09 (b)(f)	99,827,750
	Notes:
100,000,000	0.400% due 9/3/09 (a)(f)	100,000,000
100,000,000	1.083% due 1/21/10 (a)(f)	100,000,000
175,000,000	1.244% due 7/13/10 (a)(f)	174,977,541
545,000,000	1.184% due 8/5/10 (a)(f)	544,747,438
	Total U.S. Government Agencies	3,860,501,496
U.S. Treasury Bills — 10.3%
	U.S. Treasury Bills:
175,000,000	0.180% due 5/7/09 (b)	174,968,500
370,000,000	0.220% due 6/11/09 (b)	369,846,560
50,000,000	0.411% due 10/1/09 (b)	49,896,361
520,000,000	0.608% - 0.648% due 11/19/09 (b)	517,906,200
350,000,000	0.709% due 12/17/09 (b)	348,217,917
325,000,000	0.563% - 0.604% due 2/11/10 (b)	323,349,778

See Notes to Schedules of Investments

.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value
U.S. Treasury Bills — 10.3% (continued)
$412,650,000	0.583% - 0.705% due 3/11/10 (b)	$410,043,956
	Total U.S. Treasury Bills	2,194,229,272
U.S. Treasury Notes — 0.7%
150,000,000	U.S. Treasury Notes, 1.750% due 3/31/10	151,474,399
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $21,326,975,545)	21,326,975,545
	TOTAL INVESTMENTS — 100.5% (Cost — $21,326,975,545#)	21,326,975,545
	Liabilities in Excess of Other Assets — (0.5)%	(99,143,855)
	TOTAL NET ASSETS — 100.0%	$21,227,831,690

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.
(b)	Rate shown represents yield-to-maturity.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Illiquid security.
(e)	Final maturity date is July 14, 2009.
(f)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Western Asset Government Money Market Fund

Schedules of Investments (unaudited)	March 31, 2009

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.0%
U.S. Government & Agency Obligations — 96.8%
U.S. Government Agencies — 82.2%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$55,000,000	2.200% due 4/16/09	$54,999,697
50,000,000	0.210% due 5/15/09 (a)	49,999,398
25,000,000	0.700% due 8/4/09 (a)	25,000,000
100,000,000	0.413% due 9/21/09 (a)	99,976,472
100,000,000	0.360% due 9/25/09 (a)	99,975,701
35,000,000	1.021% due 11/9/09 (a)	35,000,000
25,000,000	1.700% due 11/10/09 (a)	25,000,000
75,000,000	1.250% due 11/12/09 (a)	75,000,000
100,000,000	1.250% due 11/24/09 (a)	100,000,000
25,000,000	0.730% due 1/4/10 (a)	25,000,000
72,000,000	0.370% due 3/5/10 (a)	71,851,075
100,000,000	0.640% due 7/15/10 (a)	99,987,002
50,000,000	0.900% due 7/16/10 (a)	50,000,000
50,000,000	0.840% due 9/17/10 (a)	49,591,191
50,000,000	0.773% due 12/23/10 (a)	50,000,000
50,000,000	0.785% due 1/20/11 (a)	50,000,000
	Discount Notes:
25,000,000	2.786% due 4/15/09 (b)	24,973,264
9,000,000	2.568% due 5/1/09 (b)	8,981,175
30,000,000	2.764% due 5/15/09 (b)	29,900,633
50,000,000	2.385% due 5/20/09 (b)	49,841,430
20,000,000	2.475% due 5/29/09 (b)	19,922,183
60,000,000	2.905% due 6/15/09 (b)	59,643,750
25,000,000	2.446% due 6/16/09 (b)	24,873,333
50,000,000	1.666% due 6/19/09 (b)	49,818,958
103,750,000	1.720% - 2.858% due 7/15/09 (b)	103,031,042
50,000,000	1.928% due 8/19/09 (b)	49,630,556
35,000,000	1.518% due 9/9/09 (b)	34,765,208
35,000,000	2.957% due 9/15/09 (b)	34,532,400
50,000,000	1.623% due 10/22/09 (b)	49,546,667
50,000,000	1.937% due 11/9/09 (b)	49,414,167
65,000,000	2.146% due 11/18/09 (b)	64,124,125
75,000,000	1.678% due 12/2/09 (b)	74,157,813
20,000,000	0.806% due 12/21/09 (b)	19,882,667
60,000,000	0.705% due 12/22/09 (b)	59,690,833
25,000,000	0.786% due 1/5/10 (b)	24,848,875
15,000,000	0.939% due 2/12/10 (b)	14,877,163
100,000,000	Notes, 0.930% due 2/19/10 (a)	99,937,663
	Federal Home Loan Bank (FHLB):
	Bonds:
75,000,000	0.450% due 4/8/09 (a)	74,977,575
40,000,000	1.294% due 4/30/09 (a)	40,000,000
100,000,000	0.408% due 8/6/09 (a)	99,994,829
50,000,000	0.370% due 8/7/09 (a)	50,000,000
76,500,000	0.450% due 8/27/09 (a)	76,493,853
50,000,000	1.136% due 9/4/09 (a)	49,950,265
50,000,000	1.385% due 10/5/09 (a)	50,000,000
100,000,000	0.509% due 1/13/10 (a)	99,813,263
150,000,000	1.032% due 6/29/10 (a)	150,000,000
	Discount Notes:
8,979,000	0.010% due 4/1/09 (b)	8,979,000

See Notes to Schedules of Investments.

Western Asset Government Money Market Fund

Schedules of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value
U.S. Government Agencies — 82.2% (continued)
$25,000,000	2.277% due 4/17/09 (b)	$24,975,000
100,000,000	0.200% due 5/15/09 (b)	99,975,556
239,600,000	0.265% due 5/18/09 (b)	239,517,106
100,000,000	0.200% due 5/26/09 (b)	99,969,444
100,000,000	0.140% due 5/29/09 (b)	99,977,445
24,033,000	0.250% due 6/2/09 (b)	24,022,652
134,178,000	0.250% - 0.300% due 6/12/09 (b)	134,100,170
20,450,000	0.250% due 6/15/09 (b)	20,439,349
100,000,000	0.501% due 6/22/09 (b)	99,886,111
50,000,000	3.370% due 7/15/09 (b)	49,521,667
25,000,000	0.451% due 7/21/09 (b)	24,965,312
30,000,000	0.567% due 7/31/09 (b)	29,943,029
32,500,000	3.307% due 10/15/09 (b)	31,930,889
77,000,000	0.784% - 0.805% due 11/18/09 (b)	76,607,942
100,000,000	1.133% due 12/4/09 (b)	99,231,555
68,000,000	0.815% due 12/30/09 (b)	67,582,310
	Notes:
85,000,000	0.320% due 8/7/09 (a)	84,994,023
70,000,000	1.140% due 12/15/09 (a)	69,915,141
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
200,000,000	0.300% - 2.803% due 4/3/09 (b)(c)	199,983,056
50,000,000	1.004% due 4/15/09 (b)(c)	49,980,556
77,772,000	2.225% - 2.327% due 5/4/09 (b)(c)	77,612,868
40,000,000	1.867% due 5/18/09 (b)(c)	39,903,389
23,350,000	0.401% due 5/20/09 (b)(c)	23,337,287
83,900,000	0.310% due 5/27/09 (b)(c)	83,859,541
65,000,000	0.501% - 3.040% due 6/22/09 (b)(c)	64,786,458
100,000,000	0.250% due 6/24/09 (b)(c)	99,941,667
30,000,000	0.466% due 6/29/09 (b)(c)	29,965,513
104,600,000	0.401% due 7/6/09 (b)(c)	104,488,427
75,000,000	0.491% due 7/20/09 (b)(c)	74,887,708
50,000,000	0.572% due 7/27/09 (b)(c)	49,907,375
144,900,000	0.491% - 0.577% due 8/10/09 (b)(c)	144,618,437
50,000,000	0.502% due 9/1/09 (b)(c)	49,893,750
89,150,000	0.521% - 0.673% due 9/14/09 (b)(c)	88,909,090
50,000,000	0.703% due 9/21/09 (b)(c)	49,831,805
26,894,000	3.168% due 10/13/09 (b)(c)	26,446,775
78,000,000	2.114% - 2.125% due 11/9/09 (b)(c)	77,001,863
	Notes:
75,000,000	0.526% due 9/18/09 (a)(c)	75,000,000
50,000,000	0.503% due 9/21/09 (a)(c)	50,000,000
50,000,000	0.458% due 10/8/09 (a)(c)	49,980,050
50,000,000	1.254% due 7/12/10 (a)(c)	50,000,000
50,000,000	1.060% due 7/14/10 (a)(c)	49,994,958
100,000,000	1.244% due 9/3/10 (a)(c)	99,957,188
150,000,000	1.193% due 9/24/10 (a)(c)	149,933,484
	Federal National Mortgage Association (FNMA):
	Discount Notes:
125,000,000	0.129% - 2.275% due 4/1/09 (b)(c)	125,000,000
125,000,000	1.857% - 2.375% due 4/8/09 (b)(c)	124,950,319
46,369,000	0.050% due 4/13/09 (b)(c)	46,368,227
50,000,000	3.036% due 4/15/09 (b)(c)	49,941,861
45,000,000	2.974% due 4/22/09 (b)(c)	44,923,087
200,000,000	0.160% due 4/30/09 (b)(c)	199,974,222
50,000,000	0.380% due 5/18/09 (b)(c)	49,975,194
See Notes to Schedules of Investments.

Western Asset Government Money Market Fund

Schedules of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value
U.S. Government Agencies — 82.2% (continued)
$108,350,000	0.411% due 5/27/09 (b)(c)	$108,280,897
50,000,000	0.321% due 6/17/09 (b)(c)	49,965,778
25,000,000	0.250% due 6/24/09 (b)(c)	24,985,417
150,000,000	0.250% due 6/29/09 (b)(c)	149,907,292
125,000,000	0.386% due 7/1/09 (b)(c)	124,878,351
50,000,000	0.501% due 7/15/09 (b)(c)	49,927,083
181,000,000	0.505% - 0.506% due 7/22/09 (b)(c)	180,716,033
50,000,000	0.501% due 7/31/09 (b)(c)	49,915,972
25,000,000	3.082% due 9/1/09 (b)(c)	24,681,250
50,000,000	0.703% due 9/14/09 (b)(c)	49,838,611
25,000,000	0.602% due 9/25/09 (b)(c)	24,926,250
31,631,000	0.703% due 11/6/09 (b)(c)	31,496,305
	Notes:
100,000,000	1.024% due 7/28/09 (a)(c)	100,018,198
75,000,000	0.400% due 9/3/09 (a)(c)	75,000,000
68,950,000	6.625% due 9/15/09 (c)	70,154,974
50,000,000	1.083% due 1/21/10 (a)(c)	50,000,000
100,000,000	1.184% due 8/5/10 (a)(c)	99,934,695
	Total U.S. Government Agencies
	(Cost — $7,751,519,188)	7,751,519,188
U.S. Treasury Bills — 13.8%
	U.S. Treasury Bills:
150,000,000	0.175% due 4/9/09 (b)	149,994,167
250,000,000	0.180% - 0.285% due 5/7/09 (b)	249,939,250
250,000,000	0.180% due 5/14/09 (b)	249,946,250
300,000,000	0.215% due 6/11/09 (b)	299,872,792
25,000,000	2.350% due 7/2/09 (b)	24,853,375
50,000,000	0.481% due 8/13/09 (b)	49,910,666
40,000,000	0.491% due 8/20/09 (b)	39,923,233
48,750,000	0.496% due 8/27/09 (b)	48,650,794
100,000,000	0.613% - 0.638% due 11/19/09 (b)	99,598,833
50,000,000	0.709% due 12/17/09 (b)	49,745,417
39,790,000	0.705% due 3/11/10 (b)	39,523,849
	Total U.S. Treasury Bills
	(Cost — $1,301,958,626)	1,301,958,626
U.S. Treasury Notes — 0.8%
70,000,000	U.S. Treasury Notes, 4.500% due 4/30/09
	(Cost - $70,239,735)	70,239,735
	Total U.S. Government & Agency Obligations
	(Cost — $9,123,717,549)	9,123,717,549
Repurchase Agreements — 3.2%
250,000,000	Barclays Capital Inc. tri-party repurchase agreement dated 3/31/09, 0.170%
	due 4/1/09; Proceeds at maturity - $250,001,181; (Fully collateralized by
	various U.S. government agency obligations, 6.750% due 8/15/26;
	Market value - $255,000,117)	250,000,000
53,163,000	Deutsche Bank Securities Inc. tri-party repurchase agreement dated 3/31/09,
	0.190% due 4/1/09; Proceeds at maturity - $53,163,281; (Fully
	collateralized by various U.S. government agency obligations, 0.000% -
	5.000% due 6/29/09 - 2/16/17; Market value - $54,227,309)	53,163,000
	Total Repurchase Agreements
	(Cost — $303,163,000)	303,163,000

See Notes to Schedules of Investments.

Western Asset Government Money Market Fund

Schedules of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

TOTAL INVESTMENTS — 100.0% (Cost — $9,426,880,549#)		$9,426,880,549
Liabilities in Excess of Other Assets — 0.0%		(969,796)

TOTAL NET ASSETS — 100.0%		$9,425,910,753

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.
(b)	Rate shown represents yield-to-maturity.
(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland Business Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds' use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Money Market Fund
Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	March 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in securities	$21,326,975,545	-	$21,326,975,545	-

Government Money Market Fund
Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	March 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in securities	$9,426,880,549	-	$9,426,880,549	-

Notes to Schedules of Investments (unaudited) (continued)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds' policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and Market Risk. Investments in structured securities or SIVs which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values. The Money Market Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Capital Support Arrangement for Certain Holdings

Money Market Fund (the “Fund”) was provided or entered into certain capital support arrangements for certain of its holdings during the reporting period. The arrangements are described below.

On June 30, 2008, the Fund entered into Capital Support Agreements (“CSAs”) with Legg Mason, Inc. (“Legg Mason”), LM Capital Support V, LLC, a wholly owned subsidiary of Legg Mason (collectively with Legg Mason, Inc., “LM”). The CSAs provide support in maximum amounts of $125,000,000, $55,000,000, and $20,000,000 for the Fund’s holdings of Axon Financial Funding LLC, Issuer Entity LLC, and Cheyne Finance LLC, (the “Securities”), respectively. The LM subsidiary has established a segregated account at the Fund’s custodian bank to secure LM’s obligations under the respective CSAs.

Under the terms of the CSAs, the Fund would be paid a capital contribution, up to the maximum amount committed in the CSA, in any of the following occurrences (a “contribution Event”) (i) a loss is realized from a sale of the subject security (collectively with any securities received in exchange therefore, or as replacement thereof that does not qualify as “Eligible Securities” under Rule 2a-7(a) (10), “Eligible Notes”; (ii) a loss results upon final payment on the Eligible Notes; (iii) a court orders a discharge of the Eligible Notes issuer from liability that provides for payments that will result in loss; or (iv) a loss occurs in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10). The CSAs terminate no later than March 31, 2009 and require the Fund to promptly sell any Eligible Notes it holds on the immediately preceding business day. The CSAs also permit LM to purchase the Eligible Notes under certain circumstances at a price which is greater of amortized cost or market value. On July 17, 2008, a restructuring of Cheyne Finance LLC occurred, in which the Fund realized a loss of $13,687,567. This loss was offset by the CSAs, and is recorded as a non cash event.

On December 1, 2008, the CSA’s described above in connection with the Fund’s holdings of Axon Financial Funding LLC, Issuer Entity LLC, and Cheyne Finance LLC were amended to increase the amount of support available to the Fund. The amended support amounts were $185,000,000, $30,000,000 and $70,000,000 for Axon Financial Funding LLC, Gryphon Funding Ltd* and Issuer Entity LLC, (the “Securities”), respectively.

On December 11, 2008 LM purchased $287,211,666 of Axon Financial Funding LLC, from the Fund at amortized cost (a price in excess of the securities’ then current fair value of $133,151,328 on that date). The excess of purchase price over the current fair value amounted to $154,060,338. Also on December 11, 2008, the portion of the capital support agreement (LM Capital Support V, LLC) dated June 30, 2008, as amended on December 1, 2008, relating to Axon Financial Funding LLC was terminated in accordance with its terms.

On March 4, 2009, LM purchased $284,924 of Cheyne Finance LLC, $23,615,009 of Gryphon Funding LLC and $81,889,495 of Issuer Entity LLC from the Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of sales price over the current fair market value amounted to $9,003,933 for Gryphon Funding LLC and $61,741,697 for Issuer Entity LLC. In addition, the disposition of Cheyne Finance LLC resulted in a cash event of $13,445,177, in connection with the restructuring of that security on July 17, 2008. On March 9, 2009, the CSAs’ dated June 30, 2008, as amended, were terminated in accordance with their terms under the credit arrangements.

Notes to Schedules of Investments (unaudited) (continued)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of March 31, 2009, the Funds did not hold any derivative instruments.

3. Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

4. Treasury Guarantee

The Funds have elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guarantees the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 are eligible to participate in the guarantee. Those shareholders may purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee cannot exceed the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

The guarantee will be triggered if the market-based net asset value of each Fund is less than $0.995, unless promptly cured (a “Guarantee Event”). If a Guarantee Event were to occur, the Funds would be required to liquidate. Upon liquidation and subject to the availability of funds under the Guarantee Program, eligible shareholders would be entitled to receive payments equal to $1.00 per “covered share.” The number of “covered shares” held by a shareholder would be equal to the lesser of (1) the number of shares owned by that shareholder on September 19, 2008 or (2) the number of shares owned by that shareholder on the date upon which the Guarantee Event occurs. The coverage provided for all money market funds participating in the Guarantee Program (and, in turn, any amount available to the Funds and their eligible shareholders) is subject to an overall limit, currently approximately $50 billion.

The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department has further extended the Guarantee Program through September 18, 2009. The Funds have elected to participate in this extension.

In order to participate in the Guarantee Program during the initial term, the Funds have paid a participation fee of 0.01% of the Funds’ net asset value as of September 19, 2008, which is not covered by any expense cap currently in effect. The fee for participation in the extension through September 18, 2009 was 0.015%.

ITEM 2.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2009

By /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: May 28, 2009